SUPPLEMENTAL CASH FLOW DISCLOSURE	12 Months Ended
Dec. 30, 2018
Cash flow statement [Abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURE
SUPPLEMENTAL CASH FLOW DISCLOSURE:

(a)	Adjustments to reconcile net earnings to cash flows from operating activities:

	2018	2017

Depreciation and amortization (note 20)	$158,076	$162,150
Restructuring charges related to property, plant and equipment (note 17)	12,394	930
Loss on disposal of property, plant and equipment and intangible assets	1,124	368
Share-based compensation	19,513	15,867
Deferred income taxes (note 18)	8,872	4,895
Unrealized net (gain) loss on foreign exchange and financial derivatives	882	(863)
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to inventory and net earnings	—	(10,070)
Other non-current assets	(1,445)	(523)
Other non-current liabilities	2,839	2,445
	$202,255	$175,199

(b)	Variations in non-cash transactions:

	2018	2017

Additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	$4,977	$258
Proceeds on disposal of property, plant and equipment included in other current assets	(86)	36
Impact of adoption of new accounting standards (note 2(d))	(1,515)	—
Balance due on business acquisitions (note 5)	—	2,700
Non-cash ascribed value credited to contributed surplus for dividends attributed to Treasury RSUs	754	447
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	6,681	9,623